Business Acquisitions (Tables)	12 Months Ended
Feb. 28, 2015
Business Combinations [Abstract]
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary fair value allocations of the acquisition price of the assets and liabilities acquired during fiscal 2015:

Assets purchased
Current assets	$7
Property, plant and equipment	1
Intangible assets	71
Goodwill(1)	76
155
Liabilities assumed
Accounts payable	2
Deferred revenue	8
Deferred income tax liability	18
28
Net non-cash assets acquired	127
Cash acquired	3
Net assets acquired	$130

Consideration
Cash consideration	$104
Settlement of acquiree debt(2)	18
Contingent consideration(3)	8
$130
 _______________

(1)	Goodwill represents the excess of the acquisition price over the fair value of net assets acquired, which is not expected to be deductible for tax purposes when goodwill results from share purchases.

(2)	$18 million in cash was paid to existing debt holders as part of the Movirtu acquisition. The Company assumed the outstanding balance of the debt.

(3)
As part of the Secusmart acquisition, the Company has agreed to additional consideration contingent upon the achievement of certain financial targets, the fair value of which has been determined to be $8 million.